Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Significant accounting policies
Basis of Preparation of the interim condensed consolidated financial statements

Basis of Preparation of the interim condensed consolidated financial statements

The Company’s interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 – Interim Financial Reporting (“IFRS”), as issued by the International Accounting Standards Board (IASB). They do not include all the information required for complete annual financial statements and should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2023. In order to be consistent with the current period’s presentation, an immaterial correction has been made to certain comparatives on the face of the consolidated statement of financial position. Accrued expenses of € 1.9 million have been reclassified from Other payables to Trade payables since these balances are similar in nature to Invoices to be received that are already presented as Trade payables. We refer to note 18 and 20.

Except for the application of standards, interpretations and amendments being mandatory as of January 1, 2024, the accounting policies used for the preparation of the interim condensed consolidated financial statements are consistent with those used for the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2023.

The consolidated financial statements are presented in thousands of Euros (€) and all values are rounded to the nearest thousands, except when otherwise indicated (e.g. € million).

The preparation of the interim condensed consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements. The critical accounting estimates used in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2023.

Going concern principle

Going concern principle

The Company has consistently operated with deficits and sustained negative cash flows since its inception as a result of the significant research and development expenses incurred for the development and regulatory approval of the Genio® device. As of June 30, 2024, the Company’s statement of financial position includes an accumulated loss of €185.7 million and total assets of €148.2 million. Current assets as of June 30, 2024 total €89.7 million, comprising €27.7 million in available cash and cash equivalents, and €50.1 million in marketable securities, primarily derived from previous public offerings.

The Company’s current operating plan indicates that it will continue to incur losses from operations and generate negative cash flows from operating activities given ongoing expenditures related to the completion of its clinical trials only partially offset by the Company’s revenue generating activities outside the U.S., these were €2.0 million in the first half of 2024 in the EU. Substantial revenue generation is expected to start in the beginning of 2025, following the launch of the Genio® product in the U.S., which is dependent on obtaining marketing authorization in the United States for the Genio® product from the FDA.

To meet the Company’s future working capital needs, management raised €48.5 million in capital through the issuance of new shares in May and June 2024 (see note 15.1). Additionally, on July 3, 2024, the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”) (see note 29) subject to certain conditions, from which a first tranche of €10 million was drawn after the reporting date. The recent capital raise and loan facility agreement extends the Company’s financial runway, providing sufficient funds to support operations until the beginning of 2026. This cash runway considers the second tranche of the EIB facility and excludes any additional capital raise activity the company could consider.

The Unaudited Interim Condensed Consolidated Financial Statements have therefore been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

New and amended standards and interpretations applicable

New and amended standards and interpretations applicable

Effective for the annual periods beginning on January 1, 2024

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments and interpretations apply for the first time in 2024, but do not have an impact on the interim condensed consolidated financial statements of the Company:

₋	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures : Supplier Finance Arrangements (applicable for annual periods beginning on or after January 1, 2024)
₋	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (applicable for annual periods beginning on or after January 1, 2024)
₋	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (applicable for annual periods beginning on or after January 1, 2024)